PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 15, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 9,429	$ 12,306	$ 24,889	$ 3,863
Total net property plant and equipment	3,313		96,129	117,499
Acquired computers and office equipment		3,519	$ 3,519	$ 43,102
Depreciation	1,749	$ 6,082
Disposed equipment					$ 119,819
Equipment was sold	65,000
Realizing a loss on sale of assets	$ 18,837